SCHEDULE OF OUTSTANDING WARRANTS (Details)	6 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 ₪ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,738,724	3,738,724	3,738,724	4,928,329	4,386,234
Exercise price | $ / shares	$ 7.10			$ 6.17	$ 6.58
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	977,425	977,425	977,425
Expiry date	Nov. 10, 2025
Exercise price | (per share)	$ 5.29		₪ 17.8545
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	546,653	546,653	546,653
Expiry date	Dec. 24, 2025
Exercise price | (per share)	$ 5.29		₪ 17.8545
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	88,440	88,440	88,440
Expiry date	Apr. 18, 2026
Exercise price | (per share)	$ 21.52		₪ 72.563
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	433,825	433,825	433,825
Expiry date	May 28, 2026
Exercise price | (per share)	$ 21.52		₪ 72.563
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	652,546	652,546	652,546
Expiry date	Nov. 06, 2025
Exercise price | (per share)	$ 3.67	$ 5.10
Warrants six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	202,621	202,621	202,621
Expiry date	Dec. 12, 2025
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	586,193	586,193	586,193
Expiry date	Jan. 04, 2026
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,333	21,333	21,333
Expiry date	Oct. 02, 2026
Exercise price | (per share)	$ 1.875	$ 2.70
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	229,688	229,688	229,688
Expiry date	Jan. 29, 2030
Exercise price | (per share)	$ 8.00	$ 8.00